Consolidated Statements of Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenues	$ 213,216	$ 62,677
Cost of Sales	(125,645)	(143)
Depletion of royalty interests	(28,065)	(11,291)
Gross Profit	59,506	51,243
Other operating expenses
General and administrative	(26,176)	(16,715)
Business development	(18,706)	(8,282)
Impairment of royalty, stream and other interests	(89,000)	0
Exploration and evaluation, net of tax credits	(204)	1,240
Other gains (expenses), net	20	(1,436)
Cost recoveries from associates	4,125	3,039
Operating income (loss)	(70,435)	29,089
Interest income	4,255	3,260
Dividend income	0	4,931
Finance costs	(8,384)	(3,435)
Foreign exchange gain (loss)	(16,086)	(5,846)
Share of loss of associates	(6,114)	(6,623)
Other gains, net	30,829	30,202
Earnings before income taxes	(65,935)	51,578
Income tax expense	23,147	(9,724)
Net earnings	(42,788)	41,854
Net earnings (loss) attributable to:
Osisko Gold Royalties Ltds shareholders	(42,501)	42,113
Non-controlling interests	$ (287)	$ (259)
Net earnings (loss) per share
Basic	$ (0.33)	$ 0.40
Diluted	$ (0.33)	$ 0.40